Segmental analysis - Schedule of operating profit by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 4,934	£ 4,475	£ 4,879
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	4,765	5,462	4,294
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	169	(987)	585
UK
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,032	3,436	2,851
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,775	3,923	2,825
UK | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	257	(487)	26
US
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,902	1,039	2,028
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,990	1,539	1,469
US | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(88)	(500)	559
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,277	1,674	993
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,277	1,677	995
Operating segments | UK Electricity Transmission | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	(3)	(2)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,598	975	1,069
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,610	993	1,091
Operating segments | UK Electricity Distribution | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(12)	(18)	(22)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(213)	382	237
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(364)	880	238
Operating segments | UK Electricity System Operator | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	151	(498)	(1)
Operating segments | New England
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,008	641	1,132
Operating segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	982	643	708
Operating segments | New England | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	26	(2)	424
Operating segments | New York
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,269	362	541
Operating segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,023	860	741
Operating segments | New York | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	246	(498)	(200)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total operating profit from continuing operations	5	558	957
Operating segments | National Grid Ventures | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	380	469	490
Operating segments | National Grid Ventures | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(375)	89	467
Operating segments | Other
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(10)	(117)	(50)
Operating segments | Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(143)	(60)	31
Operating segments | Other | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 133	£ (57)	£ (81)